Equity - Capital adjustments (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Capital adjustments [Abstract]
Beginning balance	₩ (658,664)	₩ (582,859)
Acquisition of treasury stock	(700,000)	(485,947)	₩ (300,000)
Disposal and retirement of treasury stocks	450,297	485,947
Repayments of hybrid bonds	102,143	(102,350)
Other transactions with owners	(890)	26,545
Ending balance	₩ (807,114)	₩ (658,664)	₩ (582,859)